CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 127,460	$ 36,999
Short-term investments		36,001
Restricted deposit	197	198
Accounts receivable	4
Inventory	349	316
Prepaid expenses and other current assets	726	958
TOTAL CURRENT ASSETS	128,736	74,472
NON-CURRENT ASSETS
Property and equipment, net	637	805
Restricted deposit	29	29
Other non-current assets		244
TOTAL ASSETS	129,402	75,550
CURRENT LIABILITIES:
Accounts payable and accrued expenses	4,048	4,435
Employee related accrued expenses	1,291	1,950
Deferred revenues	196	650
TOTAL CURRENT LIABILITIES	5,535	7,035
TOTAL LIABILITIES	5,535	7,035
SHAREHOLDERS’ EQUITY:
Ordinary shares, NIS 0.01 par value; 100,000,000 shares authorized at March 31, 2018 and December 31, 2017; 15,473,981 and 13,751,390 shares issued and outstanding at March 31, 2018 and December 31, 2017, respectively	42	37
Additional paid-in capital	184,421	115,692
Accumulated deficit	(60,596)	(47,214)
TOTAL SHAREHOLDERS’ EQUITY	123,867	68,515
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 129,402	$ 75,550